Trade accounts receivables	3 Months Ended
Mar. 31, 2026
Trade and other current receivables [abstract]
Disclosure of trade and other receivables [text block]
11 TRADE ACCOUNTS RECEIVABLE
11.1 Breakdown of balances

	03/31/2026	12/31/2025
Domestic customers
Third parties	1,723,795	1,918,437
Related parties (Note 11.1) (1)	60,430	68,209

Foreign customers
Third parties	4,079,784	4,705,509

Expected credit losses (ECL)	(97,386)	(131,548)
	5,766,623	6,560,607
(1)The balance refers to transactions with Ibema Companhia Brasileira de Papel.
The Company carries out factoring transactions for certain customer receivables where it transfers the control of all risks and rewards related to these receivables to the counterparty, so these receivables are derecognized from accounts receivable in the balance sheet. This transaction refers to an additional cash generation opportunity which can be discontinued at any time without significant impacts on the Company's operation and is therefore classified as a financial asset measured at amortized cost. The decision to assign the receivables is continuously reassessed based on market conditions and the Company's cash flow strategy, meaning that the volume of discounts may vary over time. The impact of these factoring transactions on the accounts receivable as of March 31, 2026, was R$6,223,744 (R$6,616,450 as of December 31, 2025).
11.2 Breakdown of trade accounts receivable by maturity

	03/31/2026	12/31/2025
Current	4,983,143	5,794,713
Overdue
Up to 30 days	536,862	465,967
From 31 to 60 days	84,518	89,398
From 61 to 90 days	38,425	44,305
From 91 to 120 days	20,570	21,225
From 121 to 180 days	24,764	45,072
From 181 days	78,341	99,927
	5,766,623	6,560,607
11.3 Roll-forward of expected credit losses

	03/31/2026	12/31/2025
Opening balance	(131,548)	(30,300)
(Provisions)/Reversals, net	16,607	(119,417)
Write-offs	12,390	16,937
Exchange rate variations	5,165	1,232
Closing balance	(97,386)	(131,548)
The Company maintains guarantees for overdue receivables as part of its commercial operations, through credit insurance policies, letters of credit and other guarantees. These guarantees avoid the need to recognize expected credit losses, in accordance with the Company's credit policy.